Putnam Tax-Free High Yield Fund
The fund's portfolio
10/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.09% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.2%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (2.0%)
Jefferson Cnty., Swr. Rev. Bonds
7.75%, 10/1/46	BBB	$8,800,000	$9,252,218
Ser. D, 6.50%, 10/1/53	BBB	3,000,000	3,116,829

			12,369,047
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	8,750,000	7,180,706

			7,180,706
Arizona (3.1%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	1,000,000	760,388
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B, 4.00%, 7/1/51	BBB-	2,000,000	1,493,947
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,378,408
Maricopa Cnty. Indl. Dev. Auth. 144A Rev. Bonds, (Commercial Metals Co), 4.00%, 10/15/47	BB+	1,550,000	1,197,886
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,368,482
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	631,527
5.00%, 7/1/35	BB	1,500,000	1,423,560
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,660,820
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB+/P	1,650,000	1,588,030
6.875%, 11/15/52	BBB+/P	500,000	477,388
6.75%, 11/15/42	BBB+/P	1,000,000	971,842
6.25%, 11/15/35	BBB+/P	1,060,000	1,034,625
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,560,021
5.00%, 12/1/32	A3	1,500,000	1,492,289
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,470,000	1,381,946
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	459,059

			18,880,218
California (7.9%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 2.40%, 4/1/53	VMIG 1	4,000,000	4,000,000
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	3,275,000	2,438,230
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,812,421	2,435,818
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A
5.00%, 11/15/51	B-/P	1,000,000	805,427
5.00%, 11/15/46	B-/P	500,000	413,106
5.00%, 11/15/36	B-/P	750,000	685,357
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	1,000,000	1,000,512
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	7,395,000	318,946
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB/P	20,390,000	2,822,987
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	7,850,000	1,221,011
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,265,829
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	4,000,000	2,384,149
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	4,895,000	3,347,964
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,900,000	1,166,074
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	5,500,000	3,263,232
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	1,525,000	1,193,989
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	3,140,000	2,430,475
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-2, zero %, 6/1/66	BB+/P	27,440,000	2,250,692
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	2,500,000	1,921,201
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A1	2,000,000	2,040,433
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/51	B+/P	650,000	480,855
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	1,350,000	1,040,072
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,381,104
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,300,000	3,308,086
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,521,353

			48,136,902
Colorado (4.6%)
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A1	1,000,000	384,897
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BBB-/F	250,000	217,453
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BBB-/F	1,000,000	938,178
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	1,911,644
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	1,700,000	1,216,608
(Christian Living Neighborhoods Oblig. Group), 4.00%, 1/1/42	BB/P	1,000,000	747,865
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/40	A-/F	2,000,000	1,604,951
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	437,879
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/38(T)	Aa3	3,175,000	3,401,679
Ser. D, 5.75%, 11/15/37(T)	Aa3	2,500,000	2,692,584
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	2,646,608
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A1	2,000,000	2,211,862
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	B+/P	1,375,000	1,130,223
5.00%, 12/1/40	B+/P	625,000	539,529
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/51	BB-/P	2,000,000	1,296,921
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1
5.00%, 12/1/47	Ba1	1,745,000	1,494,492
5.00%, 12/1/37	Ba1	500,000	460,078
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	1,602,094
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,064,509
5.00%, 12/1/40	BB/P	1,000,000	891,645
Windler Pub. Impt. Auth. Rev. Bonds, Ser. A-1, 4.125%, 12/1/51	B+/P	2,000,000	1,118,373

			28,010,072
Connecticut (0.8%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,459,572
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	755,124
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,368,597

			4,583,293
Delaware (0.9%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A
5.00%, 6/1/46	BB	1,820,000	1,493,402
5.00%, 6/1/36	BB	700,000	642,233
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	1,999,000	1,753,720
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,498,000	1,375,749

			5,265,104
District of Columbia (2.8%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/34	A3	3,755,000	4,001,446
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	3,170,000	2,383,766
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,750,000	2,458,193
(KIPP DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,277,917
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	780,121
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	204,291
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	700,000	534,214
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A-	995,000	387,553
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,935,000	1,478,519
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	1,940,000	1,587,218

			17,093,238
Florida (5.5%)
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	1,992,187
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	263,677
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	841,287
5.00%, 8/1/40	Baa3	300,000	274,084
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	2,250,000	1,665,405
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BB	2,000,000	1,534,197
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,394,776
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	740,000	709,910
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	358,274
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,188,174
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,183,941
Middleton, Cmnty. Dev. Dist. 144A Special Assmt. Bonds, (Dist. A), 6.20%, 5/1/53	B+/P	1,350,000	1,325,551
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 4.00%, 10/1/52	A+	7,735,000	6,227,838
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	1,045,000	811,058
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	463,612
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	2,770,000	2,559,846
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BB+/F	1,285,000	1,222,439
5.00%, 1/1/30	BB+/F	750,000	719,590
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The)), 4.00%, 6/15/51	Ba1	830,000	550,497
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/50	BB+/F	750,000	490,149
4.00%, 12/15/41	BB+/F	750,000	546,874
4.00%, 12/15/36	BB+/F	400,000	319,895
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/53	A1	2,600,000	376,759
zero %, 9/1/45	A1	2,000,000	502,806
zero %, 9/1/41	A1	1,000,000	333,347
zero %, 9/1/40	A1	850,000	304,018
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds, 4.85%, 5/1/38	BB/P	1,000,000	942,310
Village, Special Assmt., (Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/52	BB-/P	1,470,000	921,230
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	BB-/P	3,855,000	2,570,938

			33,594,669
Georgia (1.3%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/38	Baa2	1,205,000	1,144,690
5.00%, 7/15/38 (Prerefunded 7/15/25)	AAA/P	45,000	45,834
5.00%, 7/15/30	Baa2	1,175,000	1,178,715
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	25,000	25,463
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.), 5.00%, 1/1/54	BB-/P	3,970,000	2,965,309
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), Ser. A, 4.00%, 1/1/59	A2	3,000,000	2,323,543

			7,683,554
Illinois (10.0%)
Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/49	BBB+	2,000,000	1,954,550
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	1,888,406
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,419,917
Ser. A, 5.00%, 1/1/30	BBB+	2,600,000	2,655,107
Ser. B, 4.00%, 1/1/38	BBB+	2,553,000	2,181,264
Ser. B, 4.00%, 1/1/37	BBB+	5,000,000	4,309,765
Ser. A, 4.00%, 1/1/36	BBB+	3,150,000	2,761,570
Chicago, Special Assmt.
3.45%, 12/1/32	BBB/P	275,000	234,407
3.29%, 12/1/30	BBB/P	325,000	283,071
3.20%, 12/1/29	BBB/P	300,000	263,907
2.87%, 12/1/27	BBB/P	228,000	207,415
Chicago, Board of Ed. G.O. Bonds, Ser. H, 5.00%, 12/1/36	BB+	4,600,000	4,351,829
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB+	1,500,000	1,557,460
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. A, BAM, 5.75%, 1/1/48(FWC)	AA	2,000,000	2,070,271
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.50%, 1/1/55	A+	3,925,000	3,918,039
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	698,000	650,837
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/40	A3	5,000,000	5,004,291
Ser. A, 5.25%, 12/1/30	A3	5,000,000	5,139,269
Ser. A, 5.00%, 10/1/33	A3	1,025,000	1,038,256
Ser. A, 5.00%, 12/1/31	A3	7,200,000	7,315,911
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	AAA/P	850,000	867,382
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	771,348
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	468,580
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/34	BBB+	650,000	652,273
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A-	200,000	198,953
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	5,500,000	4,814,206
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.85%, 6/15/31), 12/15/42(STP)	A	3,000,000	1,863,839
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	650,549
5.00%, 4/1/29	AA	400,000	407,770
4.00%, 4/1/41	AA	625,000	525,807
4.00%, 4/1/38	AA	600,000	522,009
4.00%, 4/1/37	AA	600,000	534,696

			61,482,954
Indiana (0.2%)
IN State Fin. Auth. Student Hsg. Rev. Bonds, (CHF - Tippecanoe, LLC), 5.125%, 6/1/58	BBB-	1,150,000	1,040,956

			1,040,956
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	746,271
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	1,065,000	914,482

			1,660,753
Kentucky (0.5%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	1,593,985
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	375,000	355,564
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,074,106

			3,023,655
Louisiana (0.1%)
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	670,125

			670,125
Maine (0.2%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	1,000,000	988,030

			988,030
Maryland (1.7%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	999,000	959,130
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	452,974
MD Econ. Dev. Corp. Rev. Bonds, (Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB-	5,025,000	5,206,385
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington), 4.00%, 9/1/50	B+/P	1,250,000	922,540
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	1,703,506
5.125%, 7/1/39	B/P	300,000	263,296
Westminster, Rev. Bonds, (Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	BB+/P	750,000	750,796

			10,258,627
Massachusetts (1.3%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB-/P	2,290,000	1,891,597
MA State Dev. Fin. Agcy. Rev. Bonds, (Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	B+	1,000,000	897,594
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 3.80%, 10/1/42	VMIG 1	3,500,000	3,500,000
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	2,035,000	20,350
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst. of Tech.), 4.00%, 7/1/31	VMIG 1	500,000	500,000
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 3.90%, 8/1/37	VMIG 1	950,000	950,000

			7,759,541
Michigan (2.3%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba1	350,000	339,372
5.00%, 4/1/36	Ba1	1,400,000	1,377,733
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,250,000	1,533,834
Ser. A, 4.00%, 4/1/40	Ba1	1,120,000	911,674
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	452,366
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.25%, 2/1/32	BBB-	1,000,000	973,294
5.00%, 2/1/47	BBB-	4,100,000	3,343,575
5.00%, 2/1/37	BBB-	1,080,000	983,474
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	2,000,000	1,535,247
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	2,500,000	1,341,391
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB-/F	500,000	413,707
5.00%, 11/15/34	BBB-/F	1,000,000	918,589

			14,124,256
Minnesota (1.8%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	324,740
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Baa1	725,000	667,572
4.00%, 3/1/28	Baa1	760,000	729,263
4.00%, 3/1/27	Baa1	730,000	706,947
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	531,949
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	775,997
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	1,500,000	1,367,204
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs.), Ser. C, 3.95%, 11/15/48	VMIG 1	1,500,000	1,500,000
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,000,000	824,979
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 3.95%, 11/15/38	A-1+	1,315,000	1,315,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,750,000	2,180,323

			10,923,974
Missouri (2.9%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	2,495,000	2,315,407
5.00%, 3/1/46	A2	2,060,000	1,940,597
MI State Hlth. & Edl. Fac. Rev. Bonds
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/43	BBB-	3,965,000	2,959,507
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/38	BBB-	930,000	750,947
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BBB-	3,500,000	2,543,993
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.125%, 5/1/35	B+/P	500,000	391,050
3.00%, 5/1/30	B+/P	725,000	624,079
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,102,731
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	3,395,589
5.00%, 9/1/48	BB+/F	1,750,000	1,385,170

			17,409,070
Montana (1.5%)
MT State Board of Regents Higher Ed. Mandatory Put Bonds (11/15/32), U. of MT, AGM, 5.25%, 11/15/52(T)	AA	6,665,000	6,780,016
MT State Fac. Fin. Auth. Rev. Bonds, (Billings Clinic Oblig. Group), Ser. A
5.00%, 8/15/33	AA-	1,100,000	1,169,500
4.00%, 8/15/36	AA-	1,250,000	1,137,807

			9,087,323
Nevada (0.5%)
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	890,000	882,101
(Special Impt. Dist. No. 816), 3.125%, 6/1/51	BB-/P	1,425,000	826,198
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	675,000	648,643
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	660,000	589,590

			2,946,532
New Hampshire (0.9%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	3,495,000	2,552,767
4.25%, 8/15/46	BBB/P	1,650,000	1,224,307
4.125%, 8/15/40	BBB/P	1,475,000	1,146,714
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	537,265
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42 (In default)(NON)	D/P	208,697	12,522
6.125%, 7/1/37 (In default)(NON)	D/P	834,787	50,087

			5,523,662
New Jersey (3.4%)
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	3,000,000	3,055,100
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB	655,000	655,010
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB	275,000	275,064
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	1,965,167
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB	2,250,000	2,008,463
(Portal North Bridge), 5.25%, 11/1/42	A2	7,300,000	7,454,637
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	455,588
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,006,717
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,007,340
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 5.00%, 6/15/37	Baa2	1,000,000	929,034
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	999,980
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. BB, 5.00%, 6/15/34	A2	575,000	601,145

			20,413,245
New Mexico (0.1%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	900,261

			900,261
New York (5.5%)
Build NY City Resource Corp. Rev. Bonds, (New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	500,000	333,434
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	540,000	451,948
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,500,000	2,126,186
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	425,000	277,083
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	6,025,000	3,884,818
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	3,200,000	2,237,609
2.875%, 11/15/46	A+	2,650,000	1,709,315
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	2,250,000	1,495,464
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,158,520
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	7,300,000	7,230,392
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	2,200,000	2,191,716
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	1,822,888
(American Airlines, Inc.), 3.00%, 8/1/31	BB-/F	1,150,000	965,838
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	1,000,000	668,106
Philipstown, G.O. Bonds, Ser. B, 4.75%, 7/5/24	A2	1,125,000	1,127,073
Port Auth. of NY & NJ Rev. Bonds, Ser. 218, 5.00%, 11/1/49(T)	Aa3	4,485,000	4,278,394
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	1,700,000	1,366,124

			33,324,908
North Carolina (1.5%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
4.00%, 3/1/42	BB/P	2,500,000	1,762,292
4.00%, 3/1/31	BB/P	825,000	725,097
4.00%, 3/1/30	BB/P	790,000	704,278
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes Oblig. Group), 4.00%, 10/1/50	BBB+/F	1,350,000	1,016,432
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,171,560
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	2,531,971
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,436,566

			9,348,196
Ohio (4.4%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	9,670,000	7,921,613
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	4,870,000	3,210,005
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	1,641,822
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/43	BB+	500,000	466,602
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,003,532
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/52	BBB-/F	785,000	637,119
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,425,000	1,187,768
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	1,707,841
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB-	1,475,000	1,383,075
(Cleveland Inst. of Music (The)), 5.375%, 12/1/52	BBB-	3,300,000	2,856,153
5.25%, 12/1/48	BB	750,000	625,848
(Cleveland Inst. of Music (The)), 5.125%, 12/1/42	BBB-	3,490,000	3,090,385
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	235,000	190,305
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	750,000	721,444

			26,643,512
Oregon (2.4%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	830,682
Port of Portland, Arpt. Rev. Bonds, Ser. 27-A, 4.00%, 7/1/50	AA-	15,710,000	12,406,343
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	711,504
5.00%, 11/1/32	A3	360,000	375,804

			14,324,333
Pennsylvania (4.5%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network), 5.00%, 4/1/47	A	3,000,000	2,810,500
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,092,145
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	585,817
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	2,200,000	1,898,547
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	784,480
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,000,000	2,449,008
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	3,641,569
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities)
5.00%, 12/1/49	A/F	475,000	427,771
4.00%, 12/1/44	A/F	1,150,000	917,877
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	2,500,000	2,594,017
(U. of Pittsburgh Med. Ctr.), Ser. A-2, 5.00%, 5/15/39	A2	800,000	803,530
(U. of Pittsburgh Med. Ctr.), Ser. A-2, 5.00%, 5/15/38	A2	800,000	807,637
(U. of Pittsburgh Med. Ctr.), Ser. A-2, 4.00%, 5/15/53	A2	1,500,000	1,164,949
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/1/24), (Waste Mgmt., Inc.), Ser. A, 0.58%, 8/1/37	A-	3,300,000	3,173,219
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	970,821
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	1,000,000	838,794
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
5.00%, 3/15/45	BB-/F	1,225,000	956,933
5.00%, 3/15/45 (Prerefunded 3/15/28)	AAA/P	75,000	78,924
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 4.07%, 10/1/30	VMIG 1	445,000	445,000
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,165,000	873,702

			27,315,240
Puerto Rico (3.4%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	5,700,000	4,411,062
4.00%, 7/1/37	BB/P	5,500,000	4,479,228
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. TT, 5.00%, 7/1/37 (In default)(NON)	D/P	7,500,000	1,893,750
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-2, 4.784%, 7/1/58	B/P	240,000	201,865
Ser. A-1, 4.75%, 7/1/53	BBB-/P	9,430,000	7,988,348
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	52,517
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	13,891
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	110,782
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	519,795
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	223,422
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	378,174
Ser. A-1, zero %, 7/1/33	B/P	159,000	99,592
Ser. A-1, zero %, 7/1/31	B/P	141,000	98,173
Ser. A-1, zero %, 7/1/29	B/P	109,000	83,917
Ser. A-1, zero %, 7/1/27	B/P	112,000	94,757
Ser. A-1, zero %, 7/1/24	B/P	26,000	25,225

			20,674,498
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	2,716,651

			2,716,651
South Carolina (1.1%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB-/P	1,000,000	801,396
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	1,953,567
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,530,000	900,205
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/36	BB/P	1,000,000	777,887
SC State Jobs-Econ. Dev. Auth. Rev. Bonds
(Woodlands at Furman), Ser. A, 5.00%, 11/15/54	BB/P	1,000,000	769,536
(Woodlands at Furman), Ser. A, 5.00%, 11/15/42	BB/P	585,000	488,254
(Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A+	1,300,000	1,082,144

			6,772,989
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	2,060,000	1,482,804

			1,482,804
Tennessee (1.8%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 5.00%, 8/1/49(T)	A-	725,000	666,494
Ser. A-2, 5.00%, 8/1/44(T)	A-	425,000	401,846
Ser. A-1, 4.00%, 8/1/44(T)	A-	850,000	685,139
Ser. A-1, 4.00%, 8/1/38(T)	A-	425,000	369,764
Ser. A-1, 4.00%, 8/1/37(T)	A-	425,000	375,963
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB-/F	1,800,000	1,572,886
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB-/F	800,000	747,641
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	400,000	396,600
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB-/F	600,000	601,440
(Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	3,000,000	1,946,241
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/41	A1	875,000	896,916
5.50%, 7/1/38	A1	875,000	907,389
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,200,107

			10,768,426
Texas (6.9%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Wayside Schools), Ser. A
4.00%, 8/15/46	BB	850,000	589,032
4.00%, 8/15/36	BB	335,000	272,619
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 6.375%, 6/1/62	Ba2	2,400,000	2,242,720
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	6,000,000	5,695,805
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/51	A-	6,195,000	4,550,346
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/47	A-	1,175,000	886,977
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	831,203
Houston, Arpt. Syst. Rev. Bonds, (United Airlines, Inc.), 4.00%, 7/1/41	B-/F	3,750,000	2,975,249
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 4.00%, 10/1/51	BBB-	2,100,000	1,514,707
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	2,867,864
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	183,152
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	530,190
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	413,296
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39 (Prerefunded 4/1/24)	AAA/P	500,000	501,779
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	709,946
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,450,000	1,020,699
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,309,978
Sinton, Indpt. School Dist. Mandatory Put Bonds (8/15/24), PSFG, 5.00%, 8/15/52	Aaa	7,000,000	7,028,603
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,485,893
TX State Tech. College Syst. Fin. Syst. Rev. Bonds, Ser. A, AGM, 6.00%, 8/1/54	AA	4,000,000	4,250,714
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa2	1,500,000	607,086
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	605,000	411,667
3.00%, 9/1/39	Baa2	550,000	382,065
3.00%, 9/1/38	Baa2	750,000	529,956
3.00%, 9/1/37	Baa2	650,000	476,079
3.00%, 9/1/36	Baa2	650,000	493,458

			42,761,083
Utah (0.9%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.00%, 10/15/32	BBB-/F	1,000,000	995,713
4.00%, 10/15/42	BBB-/F	1,500,000	1,141,597
4.00%, 10/15/36	BBB-/F	1,000,000	856,938
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	1,577,370
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,119,335

			5,690,953
Virginia (0.9%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	497,843
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	350,000	359,594
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	1,235,000	1,104,653
James City Cnty., Econ. Dev. Auth. Rev. Bonds, (Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	2,250,000	1,559,371
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	785,000	733,873
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,375,564

			5,630,898
Washington (3.0%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	990,000	1,003,285
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa3	2,000,000	1,803,271
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	479,397
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,626,520	3,081,274
Ser. 1, Class A, 3.375%, 4/20/37	BBB	5,198,065	4,095,469
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	4,000,000	2,916,782
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds
(Seattle Academy of Arts & Sciences), 6.125%, 7/1/53	BBB	2,500,000	2,522,159
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/50	Ba2	500,000	416,520
(Spokane Intl. Academy), Ser. A, 4.00%, 7/1/40	Ba2	2,235,000	1,754,058

			18,072,215
West Virginia (0.2%)
Monongalia Cnty., Bldg. Comm. 144A Tax Alloc. Bonds, (Dev. Dist. No. 4)
6.00%, 6/1/53	BB/P	1,000,000	1,009,146
5.75%, 6/1/43	BB/P	500,000	497,126

			1,506,272
Wisconsin (6.3%)
Pub. Fin. Auth. Rev. Bonds, (Northwest Nazarene U.), 5.00%, 10/1/43	Baa3	3,425,000	3,121,773
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	2,145,000	1,494,810
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,800,000	2,660,638
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50	BB	1,705,000	1,432,940
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50 (Prerefunded 4/1/30)	AAA/P	95,000	101,391
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	3,500,000	2,299,208
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	359,768
5.00%, 6/15/49	BB+/P	1,040,000	842,124
5.00%, 6/15/39	BB+/P	410,000	358,216
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	829,750
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	647,907
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	A-/F	2,000,000	1,728,722
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,179,396
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(NC A&T Real Estate Foundation, LLC), Ser. B, 5.00%, 6/1/44	BBB-	1,900,000	1,695,583
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/59	AA	1,350,000	1,055,602
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/55	AA	1,000,000	775,142
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds
(CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB-	2,000,000	1,878,689
(UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	1,400,000	935,311
WI Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Queens U. of Charlotte), Ser. A, 5.25%, 3/1/42	BBB	3,000,000	2,741,517
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	4,000,000	3,375,712
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	2,000,000	1,784,804
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	1,350,000	711,973
(St. John's Communities, Inc.), 4.00%, 9/15/36	BBB/F	790,000	647,813
(St. John's Communities, Inc.), 4.00%, 9/15/31	BBB/F	970,000	866,543
(St. John's Communities, Inc.), 4.00%, 9/15/30	BBB/F	935,000	848,116
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49 (Prerefunded 11/15/24)	BB-/P	1,000,000	1,015,457
5.50%, 11/15/34 (Prerefunded 11/15/24)	BB-/P	1,685,000	1,703,119
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,246,398

			38,338,422

Total municipal bonds and notes (cost $706,641,320)			$616,381,167

SHORT-TERM INVESTMENTS (1.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.59%(AFF)	Shares	6,802,880	$6,802,880
U.S. Treasury Bills 5.119%, 11/9/23(SEG)		$100,000	99,882
U.S. Treasury Bills 5.000%, 11/2/23(SEG)		156,000	155,978

Total short-term investments (cost $7,058,750)			$7,058,740
TOTAL INVESTMENTS

Total investments (cost $713,700,070)			$623,439,907

FUTURES CONTRACTS OUTSTANDING at 10/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note Ultra 10 yr (Short)	41	$4,461,953	$4,461,953	Dec-23	$246,650

Unrealized appreciation					246,650

Unrealized (depreciation)					—

Total					$246,650

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through October 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $609,076,058.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/23
Short-term investments
	Putnam Short Term Investment Fund*	$22,129,785	$41,570,334	$56,897,239	$160,754	$6,802,880

	Total Short-term investments	$22,129,785	$41,570,334	$56,897,239	$160,754	$6,802,880
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $141,857.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR, 3 Month US LIBOR, US SOFR, CME Term SOFR 3 Month, or CME Term SOFR 6 Month, which were 4.09%, 5.43%, 5.64%, 5.35%, 5.38% and 5.44%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	26.9%
	Healthcare	17.5
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $29,948,009 were held by the TOB trust and served as collateral for $21,464,361 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $237,888 for these investments based on an average interest rate of 3.73%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$616,381,167	$—
Short-term investments	—	7,058,740	—

Totals by level	$—	$623,439,907	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$246,650	$—	$—

Totals by level	$246,650	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	50
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com